Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
September 30, 2019 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 97.4%
General Obligation Bonds - 19.7%
4,480,000	Alameda California Unified School District+	2.43%	08/01/2032	3,378,099
4,960,000	Chicago Illinois Metropolitan Water Reclamation	5.00%	12/01/2030	5,336,166
2,800,000	Chicago Illinois Park District	5.75%	01/01/2038	3,174,080
11,425,000	Clark County Nevada	4.00%	12/01/2035	13,190,505
11,000,000	Clark County Nevada	4.00%	12/01/2036	12,613,260
4,775,000	Clark County Nevada School District	5.00%	06/15/2032	5,933,510
6,620,000	Coast California Community College District+	2.17%	08/01/2030	5,355,249
1,750,000	Connecticut, State of	4.00%	06/15/2036	1,978,515
1,700,000	Connecticut, State of	4.00%	06/15/2037	1,915,237
30,000,000	Detroit Michigan School District	5.25%	05/01/2030	39,823,800
2,210,000	Florida, State of	4.00%	06/01/2031	2,586,518
6,760,000	Foothill-De Anza California Community College District+	2.79%	08/01/2036	4,564,217
30,000,000	Illinois, State of	5.00%	11/01/2022	32,310,000
25,140,000	Illinois, State of	5.00%	11/01/2024	27,976,043
5,090,000	Joshua Texas Independent School District	5.00%	08/15/2040	5,824,589
1,435,000	Lane County Oregon School District No. 9 Springfield+	3.49%	06/15/2032	1,045,713
7,200,000	Las Vegas Valley Nevada Water District	5.00%	06/01/2042	7,790,688
1,280,000	Madera California Unified School District+	3.14%	08/01/2029	1,042,803
2,895,000	Massachusetts, Commonwealth of (3 Month LIBOR USD + 0.57%)	2.08%	05/01/2037	2,851,893
830,000	Massachusetts, Commonwealth of (3 Month LIBOR USD + 0.57%)	2.08%	05/01/2037	817,641
6,235,000	Mississippi, State of	4.00%	10/01/2035	7,143,190
1,615,000	Oak Grove California School District+	3.18%	08/01/2031	1,210,006
1,155,000	Oak Grove California School District+	3.01%	08/01/2032	859,782
1,190,000	Oak Grove California School District+	2.88%	08/01/2033	879,446
2,905,000	Oceanside Unified California School District+	4.12%	08/01/2042	1,516,846
1,675,000	Oceanside Unified California School District+	4.13%	08/01/2043	841,621
10,690,000	Palomar Health+	4.12%	08/01/2039	5,828,509
4,640,000	Twin Rivers California Unified School District+	2.33%	08/01/2032	3,432,811
5,315,000	Victor Valley California Union High School District+	3.73%	08/01/2035	3,563,123
3,340,000	West Contra Costa California Unified School District	4.00%	08/01/2038	3,808,068
3,060,000	West Contra Costa California Unified School District	4.00%	08/01/2038	3,488,828
5,165,000	West Contra Costa California Unified School District+	2.93%	08/01/2036	3,362,053
6,500,000	Wiseburn California School District+	2.77%	08/01/2037	4,081,480
				219,524,289
Revenue Bonds - 77.7%
8,990,000	Anaheim California Public Financing Authority+	2.70%	09/01/2031	6,781,157
1,285,000	Arizona Sports & Tourism Authority	5.00%	07/01/2028	1,375,747
1,500,000	Arlington, Texas	5.00%	02/15/2037	1,833,135
4,275,000	Austin, Texas	7.88%	09/01/2026	4,451,002
17,000,000	Black Belt Energy Gas District#	4.00%	12/01/2048	18,339,770
8,450,000	California Health Facilities Financing Authority#	2.84%	11/01/2033	8,450,000
2,500,000	California Health Facilities Financing Authority	5.00%	11/15/2036	2,511,225
23,845,000	Cedar Rapids, Iowa#	2.64%	08/15/2029	23,845,000
8,100,000	Cedar Rapids, Iowa#	2.85%	08/15/2032	8,100,000
2,970,000	Central Texas Turnpike System	5.00%	08/15/2027	3,419,123
8,890,000	Chicago O'Hare International Airport	4.00%	01/01/2020	8,944,229
6,330,000	Chicago O'Hare International Airport	5.00%	01/01/2033	7,333,938
5,000,000	Clark County Nevada Department of Aviation	5.13%	07/01/2034	5,045,050
1,000,000	Colorado Health Facilities Authority	5.00%	06/01/2027	1,195,950
1,300,000	Colorado Health Facilities Authority	5.00%	12/01/2027	1,422,837
5,965,000	Colorado Health Facilities Authority	5.00%	12/01/2035	6,766,577
5,000,000	Commonwealth Financing Authority	5.00%	06/01/2025	5,887,050
7,000,000	Commonwealth Financing Authority	5.00%	06/01/2042	7,567,980
4,390,000	Cumberland County Pennsylvania Municipal Authority	4.00%	01/01/2033	4,600,018
2,500,000	Delaware State Health Facilities Authority	5.00%	06/01/2034	3,005,250
15,250,000	Delaware Valley Pennsylvania Regional Finance Authority (3 Month LIBOR USD + 0.65%)	2.08%	06/01/2027	15,000,815
15,000,000	Delaware Valley Pennsylvania Regional Finance Authority (3 Month LIBOR USD + 0.75%)	2.18%	06/01/2037	13,831,200
6,750,000	Denver Colorado Airport System Revenue	5.00%	12/01/2034	9,044,190
9,150,000	Denver Colorado Airport System Revenue	5.00%	12/01/2036	12,323,311
1,100,000	Denver Colorado Convention Center Hotel Authority	5.00%	12/01/2028	1,289,453
10,000,000	Denver Colorado Health & Hospital Authority (3 Month LIBOR USD + 1.10%)	2.53%	12/01/2033	9,999,300
9,000,000	Detroit Michigan Sewage Disposal System (3 Month LIBOR USD + 0.60%)	2.15%	07/01/2032	8,852,310
20,950,000	District of Columbia#	5.55%	08/01/2037	21,290,437
5,000,000	District of Columbia#	5.60%	08/01/2038	5,000,000
3,675,000	District of Columbia#	5.55%	08/01/2038	3,675,000
1,700,000	Educational Enhancement Funding Corp.	5.00%	06/01/2023	1,889,533
12,095,000	Florida's Turnpike Enterprise	4.00%	07/01/2039	13,829,181
15,000,000	Golden State Tobacco Securitization Corp.	5.00%	06/01/2031	18,005,400
14,260,000	Golden State Tobacco Securitization Corp.	5.00%	06/01/2032	17,057,955
6,500,000	Grand Forks County North Dakota^	5.00%	09/15/2028	6,458,075
11,150,000	Harris County Texas (3 Month LIBOR USD + 0.67%)	2.12%	08/15/2035	10,514,450
8,500,000	Harris County Texas Cultural Education Facilities Finance Corp.	5.50%	10/01/2039	8,500,000
3,865,000	Harris County Texas Sports Authority+	4.37%	11/15/2034	2,373,071
1,300,000	Henrico County Virginia Economic Development Authority#	3.57%	08/23/2027	1,300,000
6,070,000	Imperial California Irrigation District Electric System Revenue	4.00%	11/01/2037	6,909,299
7,620,000	Indianapolis Department of Public Utilities Gas Utility Revenue	5.00%	08/15/2024	7,852,715
3,720,000	Kansas City Missouri Municipal Assistance Corp.+	3.00%	04/15/2026	3,241,868
10,100,000	Kentucky Asset Liability Commission (3 Month LIBOR USD + 0.55%)	2.06%	11/01/2025	9,948,702
3,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	3,282,930
2,280,000	Las Vegas Nevada Redevelopment Agency	5.00%	06/15/2028	2,708,002
5,235,000	Lees Summit Missouri Industrial Development Authority	5.25%	08/15/2039	5,762,269
25,650,000	Louisiana Public Facilities Authority#	2.75%	09/01/2025	25,650,000
55,000,000	Louisiana Public Facilities Authority#	2.94%	09/01/2027	55,000,000
3,000,000	Louisiana Public Facilities Authority	3.50%	06/01/2030	3,056,070
1,000,000	Louisiana Public Facilities Authority	5.00%	06/01/2036	1,160,350
7,000,000	Louisiana State Gasoline & Fuels Tax Revenue	5.00%	05/01/2041	8,153,530
7,230,000	Love Field Texas Airport Modernization Corp.	5.00%	11/01/2028	7,886,773
15,000,000	Main Street Natural Gas, Inc. (1 Month LIBOR USD + 0.83%)	2.23%	08/01/2048	15,061,950
9,455,000	Maricopa County Arizona Pollution Control Corp.	5.00%	06/01/2035	9,659,512
5,030,000	Maryland Health & Higher Educational Facilities Authority	5.50%	01/01/2036	6,051,342
1,615,000	Massachusetts Health & Educational Facilities Authority#	5.44%	07/01/2023	1,615,000
5,100,000	Massachusetts Health & Educational Facilities Authority#	4.17%	07/01/2023	5,100,000
1,200,000	Massachusetts Health & Educational Facilities Authority#	5.75%	07/01/2023	1,200,000
150,000	Massachusetts Health & Educational Facilities Authority	5.00%	10/01/2024	150,477
1,495,000	Metropolitan Pier & Exposition Authority+	4.05%	12/15/2033	978,478
10,000,000	Metropolitan Pier & Exposition Authority+	4.11%	06/15/2035	6,133,400
10,165,000	Metropolitan Pier & Exposition Authority+	4.11%	06/15/2037	5,694,331
7,470,000	Metropolitan Pier & Exposition Authority+	4.09%	06/15/2038	3,999,961
1,705,000	Metropolitan Transportation Authority+	3.20%	11/15/2029	1,361,971
6,000,000	Metropolitan Transportation Authority+	3.61%	11/15/2033	4,187,580
1,895,000	Miami Beach Florida Health Facilities	5.00%	11/15/2029	2,086,471
6,760,000	Miami-Dade County Florida Water & Sewer System Revenue	4.00%	10/01/2035	7,680,509
6,075,000	Miami-Dade Florida Aviation Revenue	5.00%	10/01/2019	6,075,000
2,775,000	Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority#	2.88%	08/01/2027	2,775,000
1,100,000	Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority#	2.85%	08/01/2028	1,100,000
5,000,000	Mission Texas Economic Development Corp.^	4.63%	10/01/2031	5,432,200
1,600,000	Mountain House California Public Financing Authority	5.00%	12/01/2027	1,604,848
2,565,000	Mountain House California Public Financing Authority	5.00%	12/01/2032	2,572,567
1,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	04/01/2029	1,097,300
1,080,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	07/01/2031	1,130,890
1,750,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.25%	07/01/2036	1,835,908
4,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	07/01/2046	4,124,400
1,250,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.50%	07/01/2046	1,308,625
1,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	1,060,620
10,000,000	New Jersey Turnpike Authority (1 Month LIBOR USD + 0.70%)	2.16%	01/02/2024	10,054,100
10,390,000	New York City Industrial Development Agency#	3.08%	10/01/2029	10,390,000
2,375,000	New York City Industrial Development Agency	5.00%	01/01/2039	2,418,605
3,000,000	New York City Industrial Development Agency	5.00%	01/01/2046	3,049,620
5,000,000	New York Convention Center Development Corp.+	3.77%	11/15/2041	2,661,400
18,450,000	New York Liberty Development Corp.	2.80%	09/15/2069	18,777,857
3,375,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	3,736,125
1,760,000	Niagara County New York Tobacco Asset Securitization Corp.	5.00%	05/15/2024	1,958,915
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	2,228,720
3,765,000	North Carolina Turnpike Authority+	3.87%	01/01/2034	2,551,804
4,165,000	North Texas Tollway Authority	5.00%	01/01/2032	4,843,770
5,950,000	Ohio Air Quality Development Authority^	3.75%	01/15/2028	6,456,940
4,375,000	Ohio, State of#	2.76%	09/01/2041	4,311,256
5,790,000	Oregon State Facilities Authority	5.00%	10/01/2031	6,817,378
1,250,000	Palm Beach County Florida Health Facilities Authority	5.00%	12/01/2031	1,470,663
1,000,000	Park Creek Colorado Metropolitan District	5.00%	12/01/2034	1,163,870
1,535,000	Pennsylvania Economic Development Financing Authority	5.00%	11/01/2027	1,667,808
10,000,000	Pennsylvania Turnpike Commission	5.00%	06/01/2029	11,912,900
6,360,000	Pennsylvania Turnpike Commission	4.00%	12/01/2036	7,114,232
8,325,000	Pinellas County Florida Health Facilities Authority#	2.92%	11/15/2023	8,325,000
1,110,000	Prince William County Virginia Industrial Development Authority	5.00%	01/01/2025	1,264,024
3,120,000	Prince William County Virginia Industrial Development Authority	5.00%	01/01/2031	3,562,291
1,500,000	Public Finance Authority	2.63%	11/01/2025	1,550,250
1,500,000	Public Finance Authority^	5.00%	09/01/2030	1,641,105
15,000,000	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue+	4.89%	07/01/2033	9,461,550
7,315,000	San Diego California Tobacco Settlement Revenue Funding Corp.	4.00%	06/01/2032	7,846,142
6,840,000	Selma Alabama Industrial Development Board	6.25%	11/01/2033	6,866,881
8,225,000	Syracuse New York Industrial Development Agency#	2.87%	12/01/2029	8,225,000
20,360,000	Tennessee Energy Acquisition Corp.#	4.00%	05/01/2048	21,778,481
3,045,000	Terrebonne Parish Louisiana+	3.09%	04/01/2036	1,926,054
5,360,000	Texas Municipal Gas Acquisition & Supply Corp II (3 Month LIBOR USD + 0.87%)	2.29%	09/15/2027	5,291,070
6,995,000	Texas Municipal Gas Acquisition & Supply Corp. III	5.00%	12/15/2023	7,696,459
2,055,000	Tobacco Settlement Authority	5.25%	06/01/2032	2,167,162
8,425,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2024	9,633,819
11,105,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2031	13,519,560
22,500,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2035	25,353,900
1,045,000	Triborough Bridge & Tunnel Authority+	3.38%	11/15/2031	782,517
9,030,000	TSASC, Inc.	5.00%	06/01/2031	10,751,208
2,405,000	University of Connecticut	5.00%	03/15/2029	2,883,811
3,107,624	Vermont Student Assistance Corp. (3 Month LIBOR USD + 3.00%)	5.13%	12/03/2035	3,235,099
5,755,000	Virginia Public Building Authority	4.00%	08/01/2036	6,683,684
4,000,000	Virginia Small Business Financing Authority	5.00%	07/01/2034	4,285,120
24,290,000	Virginia Small Business Financing Authority	5.00%	07/01/2049	25,833,144
1,000,000	Washington State Housing Finance Commission^	4.00%	01/01/2026	1,086,360
2,655,000	Washington State Housing Finance Commission^	5.00%	01/01/2031	3,007,717
3,655,000	Wayne County Michigan Airport Authority	5.00%	12/01/2038	4,218,601
1,610,000	Wisconsin Health & Educational Facilities Authority	5.00%	05/01/2027	1,812,635
1,730,000	Wisconsin Health & Educational Facilities Authority	5.00%	08/15/2028	1,928,535
650,000	Wisconsin Health & Educational Facilities Authority	5.00%	09/15/2037	679,718
2,010,000	Yamhill County Oregon Hospital Authority	4.00%	11/15/2026	2,150,378
480,000	Yamhill County Oregon Hospital Authority	5.00%	11/15/2031	543,778
460,000	Yamhill County Oregon Hospital Authority	5.00%	11/15/2036	515,448
1,085,000	Yamhill County Oregon Hospital Authority	5.00%	11/15/2046	1,203,135
				864,095,166
Total Municipal Bonds (Cost $1,047,001,163)				1,083,619,455

Shares
Short-Term Investments - 2.8%
Money Market Funds - 2.8%
31,575,496	First American Government Obligations Fund - Class Z, 1.83%*			31,575,496
Total Short-Term Investments (Cost $31,575,496)				31,575,496
Total Investments - 100.2% (Cost $1,078,576,659)				1,115,194,951
Liabilities in Excess of Other Assets - (0.2)%				(2,076,312)
NET ASSETS - 100.0%				$1,113,118,639

+ Zero coupon bond. Rate disclosed is calculated yield to maturity as of the date of this report.
# Variable rate security. Rate disclosed is as of the date of this report.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's short-term investments were categorized as Level 1, while the Fund's investments in municipal bonds were categorized as Level 2.